INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventories Abstract
INVENTORIES
IN MILLIONS OF USD	31.12.2019	31.12.2018
Inventories at cost	193.2	198.4
Inventory allowance	(8.0)	(7.7)
Total	185.2	190.7

Cost of sales includes inventories written down to net realizable value and inventory losses of USD 10.7 (2018: USD 6.8) million.